Condensed Balance Sheets - USD ($)	Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020
Current assets:
Cash	$ 404,636		$ 20,000		$ 25,000
Prepaid expenses	24,062
Deferred offering costs			111,513		0
Total current assets	428,698
Cash equivalents held in Trust Account	500,000,000
Total Assets	500,428,698		131,513		25,000
Current liabilities:
Accrued expenses	44,577				505
Note payable - related party	32,083		505
Franchise tax payable	16,667
Accrued offering costs			106,513
Total current liabilities	93,327				505
Total liabilities			107,018		505
Commitments and Contingencies
Class A common stock, 49,533,537 and -0- shares subject to possible redemption at $10.00 per share at September 30, 2020 and March 31, 2020, respectively	495,335,370
Stockholder's equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 1,566,463 and -0- shares issued and outstanding (excluding 49,533,537 and -0- shares subject to possible redemption) at September 30, 2020 and March 31, 2020, respectively	157
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 14,375,000 shares issued and outstanding at September 30, 2020 and March 31, 2020	1,438	[1]	1,438	[2]	1,438	[1],[2]
Additional paid-incapital	5,068,202		23,562		23,562
Accumulated deficit	(69,796)		(505)		(505)
Total Stockholders' Equity	5,000,001		24,495		24,495
Total Liabilities and Stockholders' Equity	$ 500,428,698		$ 131,513		$ 25,000

[1]	Includes an aggregate of up to 1,875,000 shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter (see Note 6). This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6). On October 10, 2020, upon the expiration of the 45-day over-allotment period and the underwriters not exercising the over-allotment option, 1,875,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[2]	Includes an aggregate of up to 1,875,000, shares subject to forfeiture if the over-allotment option is not exercised in full by the underwriter. This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 1.3125-for-1 stock split and a cancellation of 718,750 Founder Shares (see Note 6).